ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2018
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2018	December 31, 2017
Balance, beginning of year	$117,736	$181,700
Change in estimates	16,755	13,064
Property acquisition and development activity	1,565	1,322
Divestments	(4,585)	(72,306)
Settlements	(11,263)	(12,907)
Accretion expense	5,904	6,863
Balance, end of year	$126,112	$117,736